John Hancock Funds II
Supplement dated 3-25-2009 to the current Prospectus

Global Bond Fund

The fund’s investment policies currently states that:

“Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside of the U.S. will normally vary between 25% and 75% of the Fund's total assets.”

This policy will be amended and restated as follows:

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside of the U.S. will normally be at least 25% of the Fund's net assets.

Core Bond Fund

The fund’s investment policies currently states that:

“The subadviser expects to maintain an overall effective duration range between 4 and 5 ½ years.”

This policy is amended and restated as follows:

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital Aggregate Bond Index (the duration of this index as of February 28, 2009 was 4.13 years).

John Hancock Funds II
Supplement dated 3-25-2009 to the current
Class 1 and Class NAV Shares Prospectuses

Under the heading “Your account,” in the “Additional investor services” subsection, under the subheading “Disclosure of portfolio holdings” the second paragraph is amended and restated as follows:

The holdings of the fund will be posted to the Web site listed above within 15 days after each calendar month end and within 15 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year end on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end.

John Hancock Absolute Return Portfolio	John Hancock Lifecycle 2010 Portfolio
John Hancock American Diversified Growth	John Hancock Lifecycle 2015 Portfolio
& Income Portfolio	John Hancock Lifecycle 2020 Portfolio
John Hancock American Fundamental	John Hancock Lifecycle 2025 Portfolio
Holdings Portfolio	John Hancock Lifecycle 2030 Portfolio
John Hancock American Global	John Hancock Lifecycle 2035 Portfolio
Diversification Portfolio	John Hancock Lifecycle 2040 Portfolio
John Hancock Global Advantage Portfolio	John Hancock Lifecycle 2045 Portfolio
John Hancock Retirement Distribution Portfolio	John Hancock Lifecycle 2050 Portfolio
John Hancock Retirement Rising	John Hancock Lifecycle Retirement Portfolio
Distribution Portfolio	John Hancock Lifestyle Aggressive Portfolio
John Hancock Lifestyle Balanced Portfolio
John Hancock Lifestyle Conservative Portfolio
John Hancock Lifestyle Growth Portfolio
John Hancock Lifestyle Moderate Portfolio

Supplement dated 3-25-2009 to the current Prospectuses

Under the heading “Your account,” in the “Additional investor services” subsection, under the subheading “Disclosure of portfolio holdings” the second paragraph is amended and restated as follows:

The holdings of the fund will be posted to the Web site listed above within 15 days after each calendar month end and within 15 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year end on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end.

John Hancock Alpha Opportunities Fund
John Hancock Alternative Asset Allocation Fund
John Hancock Core Allocation Plus Fund
John Hancock Floating Rate Income Fund
John Hancock Global Agribusiness Fund
John Hancock Global Infrastructure Fund
John Hancock Global Timber Fund
John Hancock Optimized Value Fund
John Hancock Optimized All Cap Fund
John Hancock Small Company Growth Fund

Supplement dated 3-25-2009 to the current
Class A, B and C, Class I, Class R, R1, R2, R3, R4
and R5 Shares Prospectuses

Under the heading “Your account,” in the “Additional investor services” subsection, under the subheading “Disclosure of fund holdings” the second paragraph is amended and restated as follows:

On the fifth business day after month end, the following information for the fund is posted on the Web site:
top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity;
beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 15 days after each calendar month end. The holdings of the fund are also disclosed quarterly to the
SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

John Hancock Funds II Supplement dated 3-25-2009 to the Statements of Additional Information

Under the heading “DISCLOSURE OF PORTFOLIO HOLDINGS,” the first sentence in the second paragraph is amended and restated as follows:

     JHF II posts to its Web site at www.jhfunds.com complete portfolio holdings for a Portfolio fifteen (15) days after each calendar month end, or after any material changes are made to the holdings of the Portfolio.